Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities - Private Placement Transactions (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015
Financial Liabilities
Effective interest rate	1.29%	1.29%	1.25%	1.30%
Carrying Amount		€ 6,301	€ 7,880
Private placements
Financial Liabilities
Carrying Amount		€ 1,130	1,717
2017 | Tranche 2-2010
Financial Liabilities
Coupon Rate	2.95%	2.95%
Effective interest rate	3.03%	3.03%
Nominal volume | $	$ 200.0
Carrying Amount		€ 0	189
2017 | Tranche 5-2012
Financial Liabilities
Coupon Rate	2.13%	2.13%
Effective interest rate	2.16%	2.16%
Nominal volume | $	$ 242.5
Carrying Amount		€ 0	229
Expiring in the following year | Tranche 4-2011
Financial Liabilities
Coupon Rate	3.43%	3.43%
Effective interest rate	3.50%	3.50%
Nominal volume | $	$ 150.0
Carrying Amount		€ 125	141
2020 | Tranche 6-2012
Financial Liabilities
Coupon Rate	2.82%	2.82%
Effective interest rate	2.86%	2.86%
Nominal volume | $	$ 290.0
Carrying Amount		€ 241	278
2022 | Tranche 7-2012
Financial Liabilities
Coupon Rate	3.18%	3.18%
Effective interest rate	3.22%	3.22%
Nominal volume | $	$ 444.5
Carrying Amount		€ 382	439
2024 | Tranche 8-2012
Financial Liabilities
Coupon Rate	3.33%	3.33%
Effective interest rate	3.37%	3.37%
Nominal volume | $	$ 323.0
Carrying Amount		€ 289	334
2027 | Tranche 9-2012
Financial Liabilities
Coupon Rate	3.53%	3.53%
Effective interest rate	3.57%	3.57%
Nominal volume | $	$ 100.0
Carrying Amount		€ 93	€ 107